Income Tax (Details Textual) (USD $)								12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Australia [Member]	Jun. 30, 2013 Australia [Member]	Jun. 30, 2012 Australia [Member]	Sep. 30, 2013 Australia [Member] Money tech [Member]	Jun. 30, 2013 Australia [Member] Money tech [Member]	Jun. 30, 2012 Australia [Member] Money tech [Member]	Jun. 30, 2013 UNITED STATES	Sep. 30, 2013 UNITED STATES
Income Tax (Textual)
Net operating loss carry forward	$ 161,500	$ 1,708,375	$ 6,232,409	$ 8,114,625	$ 5,694,583	$ 6,232,409	$ 8,114,625		$ 13,000,000
NOL Carried forward period								20 years